Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains of disposal of tangible assets	$ 6	$ 16	$ 7
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	$ 6	$ 16	$ 7